Interest and Finance Costs, net (Tables)	6 Months Ended
Jun. 30, 2013
Interest and Finance Costs, net [Abstract]
Interest And Finance Costs [Table Text Block]

	Three months ended June 30,		Six months ended June 30,
	2013	2012	2013	2012
Interest expense	10,329	13,389	20,597	25,176
Less: Interest capitalized	(373)	(301)	(1,119)	(604)

Interest expense, net	9,956	13,088	19,478	24,572
Interest swap cash settlements non-hedging	1,163	1,262	2,640	4,226
Bunkers swap cash settlements	(16)	(589)	(67)	(1,405)
Amortization of loan fees	244	223	439	455
Bank charges	8	82	96	111
Amortization of deferred loss on termination of financial instruments	219	367	435	734
Change in fair value of non-hedging financial instruments	(1,180)	1,678	(3,002)	(2,284)

Net total	10,394	16,111	20,019	26,409